Note 16 - Other Long-term Liabilities	12 Months Ended
Dec. 31, 2019
Notes to Financial Statements
Other Long-term Liabilities, Disclosure [Text Block]
16—
OTHER LONG-TERM LIABILITIES

Other long-term liabilities consist of the following:

	December 31,
	2019	2018
Provision for retirement indemnities (Japan & France), less current portion	2,167	2,222
Provision for employee termination indemnities (Italy) less current portion	-	170
Provision for employee termination indemnities (Korea) less current portion	56	30
Provision for Asset Retirement Obligation (Japan) less current portion	117	118
Provision for warranty costs, less current portion	110	191
Conditional government advances, less current portion	1,071	1,039
Accrued interest less current portion	46	30
Total	3,567	3,800

Provision for asset retirement obligation in Japan is related to subsidiary’s offices and warehouses.

Pension, post-retirement and post-employment benefits for most of the Company’s employees are sponsored by European governments. In addition to government-sponsored plans, subsidiaries in Japan and France have defined benefit retirement indemnity plans in place. The provision for retirement indemnities at
December 31, 2019
represents an accrual for lump-sum retirement indemnity payments to be paid at the time an employee retires if he or she is still present at the Company at the date of retirement. This provision has been calculated taking into account the estimated payment at retirement (discounted to the current date), turnover and salary increases.

The provision is management’s best estimate based on the following assumptions as of year-end:

	Pension Benefits - France
	2019	2018
Discount rate	0.90%	1.60%
Salary increase	2.50%	2.50%
Retirement age	65	65
Average retirement remaining service period	24	24

	Pension Benefits - Japan
	2019	2018
Discount rate	0.60%	0.50%
Salary increase	2.50%	2.50%
Retirement age	60	60
Average retirement remaining service period	14	14

The discount rate retained is determined by reference to the high quality rates for AA- rated corporate bonds for a duration equivalent to that of the obligations. It derives from a benchmark per monetary area of different market data at the closing date.

In
2019,
provision presentation according to ASC
715
in thousands of euros:

	France	Japan

Non-current liabilities	960	1,207
Current liabilities	10	22
Accumulated other comprehensive income (loss)	(67)	(136)
Total	903	1,093

In
2018,
provision presentation according to ASC
715
in thousands of euros:

	France	Japan

Non-current liabilities	966	1,255
Current liabilities	10	55
Accumulated other comprehensive income (loss)	(161)	(416)
Total	815	895

The Company does
not
have a funded benefit plan. Detailed reconciliation of pension cost components (in thousands of euros) during fiscal year for each of the three
years ending
December 31, 2019:

France	2019	2018	2017

Change in benefit obligations:
Benefit obligations at beginning of year	976	895	842
Service cost	68	67	66
Interest cost	16	14	13
Net loss or (gain)	2	-	-
Actuarial (gain) or loss	(93)
Amortization of net prior service cost	1	1	1
Benefits paid	-	-	(27)
Benefit obligations at end of year (1)	969	976	895
Unrecognized actuarial (gain) loss (2)	48	141	144
Unrecognized prior service cost (2)	18	20	22
Accrued pension cost	903	815	729

(1)	The accumulated benefit obligation was €693 thousand and €692 thousand at December 31, 2019 and 2018 respectively.
(2)	The amount in accumulated other comprehensive income (loss) to be recognized as components of net periodic benefit costs in 2020 is €1 thousand.

Japan	2019	2018	2017

Change in benefit obligations:
Benefit obligations at beginning of year	1,311	1,182	1,162
Service cost	140	131	118
Interest cost	6	6	6
Amortization of net loss	27	26	24
Actuarial (gain) / loss	(294)	-	(12)
Benefits paid	(3)	(94)	(17)
Exchange rate impact	42	(60)	(99)
Benefit obligations at end of year (1)	1,230	1,311	1,182
Unrecognized actuarial (gain) loss (2)	136	416	412
Unrecognized prior service cost (2)	-	-	-
Accrued pension cost	1,093	895	770

(1)	The accumulated benefit obligation was €1,062 thousand and €960 thousand at December 31, 2019 and 2018, respectively.
(2)	The amount in accumulated other comprehensive income (loss) to be recognized as components of net periodic benefit costs in 2020 is €1 thousand.

The benefits expected to be paid in each of the next
five
fiscal years, and in the aggregate for the
five
fiscal years thereafter, are detailed in the table below:

	France	Japan

2020	10	22
2021	80	72
2022	-	109
2023	67	118
2024	-	163
2025-2029	265	529